Securities purchased (sold) under resale (repurchase) agreements - Summary of securities purchased under agreements to resell (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	R$ 0	R$ 654,057	R$ 684,964	R$ 488,809	R$ 420,958
Available portfolio [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	1,883,825	971,991		488,809
Available portfolio [member] | National Treasury Notes [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	1,639,174	771,099		65,136
Available portfolio [member] | Financial Treasury Bills [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell		195,980		38,014
Available portfolio [member] | National Treasury Bills [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	244,651	4,912		385,659
Collateral held [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	16,359,863	8,518,099		6,081,800
Collateral held [member] | National Treasury Notes [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	15,962,588	6,753,689		1,170,165
Collateral held [member] | National Treasury Bills [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	397,275	1,764,410		4,911,635
Securities purchased under agreements to resell [member]
Summary of securities purchased under agreements to resell [Line Items]
Securities purchased under agreements to resell	R$ 18,243,688	R$ 9,490,090		R$ 6,570,609